Summary of Significant Accounting Policies - Narrative (Details) - CANTOR EQUITY PARTNERS II, INC.		3 Months Ended	12 Months Ended
	May 05, 2025 USD ($)	Mar. 31, 2026 Segment shares	Dec. 31, 2025 USD ($) Segment shares	Dec. 31, 2024 USD ($) shares
Class of Stock [Line Items]
Offering costs paid	$ 5,300,000
Deferred offering costs			$ 0	$ 106,544
Deferred Offering Costs, Adjustment				$ 107,000
Number of reportable segments | Segment		1	1
Class A
Class of Stock [Line Items]
Shares subject to redemption (in shares) | shares		24,000,000	24,000,000	0